Related parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Details of Balances [Abstract]
Total non-current payables with related parties	$ 14,102		$ 17,115
Transactions With Related Party [Abstract]
Financial income	5,673	$ 517
Financial expenses	(210,113)	(210,532)
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Total current payables with related parties	29,700		35,600
Algonquin [Member]
Details of Balances [Abstract]
Total current payables with related parties	4,800		5,400
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Compensation received in lieu of dividends	4,900		5,500
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Total current receivables with related parties	2,500		4,000
Related Parties [Member]
Details of Balances [Abstract]
Total current receivables with related parties	10,368		13,350
Total non-current receivables with related parties	21,057		21,355
Total current payables with related parties	21,013		23,979
Total non-current payables with related parties	14,102		17,115
Related Parties [Member] | Credit Payables [Member]
Details of Balances [Abstract]
Total current payables with related parties	21,013		23,979
Total non-current payables with related parties	14,102		17,115
Related Parties [Member] | Credit Receivables [Member]
Details of Balances [Abstract]
Total current receivables with related parties	10,368		13,350
Total non-current receivables with related parties	21,057		$ 21,355
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Financial income	782	12
Financial expenses	$ (84)	$ (104)